LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Numerator:
Loss attributable to ordinary shareholders – basic and diluted	(930,104)	(1,562,859)	(874,090)	(144,389)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	420,325,701	422,167,505	423,675,429	423,675,429
Basic and diluted net loss per share	(RMB2.21)	(RMB3.70)	(RMB2.06)	(US$0.34)